Net Loss Per Share (Details) - Schedule of basic and diluted net income/(loss) per share ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) available to shareholders of the Company - basic and diluted (in Yuan Renminbi) | ¥	¥ (164,844)		¥ (198,527)
Denominator
Weighted average number of ordinary shares - basic	64,138,561		55,237,081
Effect of dilutive securities	(279,796)
Dilutive effect of non-vested shares	63,858,765		55,237,081
Denominator for diluted net (loss)/income per share
Net income/(loss) - basic (in Yuan Renminbi per share) | (per share)	¥ (2.57)	$ (0.4)	¥ (3.59)
Net income/(loss) - diluted (in Yuan Renminbi per share) | (per share)	¥ (2.58)	$ (0.4)	¥ (3.59)